Condensed Consolidated Interim Statement of Changes in Equity Statement (Unaudited) - EUR (€) € in Millions	Total	Total	Share capital	Share premium	Merger reserves	Other reserves	Retained earnings	Non-controlling interest
Equity beginning balance at Dec. 31, 2020	€ 6,025	€ 6,025	€ 5	€ 192	€ 287	€ (537)	€ 6,078	€ 0
Profit after taxes	246	244					244	2
Other comprehensive income	363	360				235	125	3
Total comprehensive income	609	604				235	369	5
Non-controlling interests recognised relating to business combination	220	0						220
Cash flow hedge gains transferred to goodwill relating to business combination	(84)	(84)				(84)
Issue of shares during the period	18	18		18
Equity-settled share-based payment expense	4	4					4
Share-based payment tax effects	3	3					3
Equity ending balance at Jul. 02, 2021	6,795	6,570	5	210	287	(386)	6,454	225
Equity beginning balance at Dec. 31, 2021	7,210	7,033	5	220	287	(156)	6,677	177
Profit after taxes	675	667					667	8
Other comprehensive income	138	131				94	37	7
Total comprehensive income	813	798				94	704	15
Issue of shares during the period	5	5		5
Equity-settled share-based payment expense	12	12					12
Dividends	(257)	(257)					(257)
Equity ending balance at Jul. 01, 2022	€ 7,783	€ 7,591	€ 5	€ 225	€ 287	€ (62)	€ 7,136	€ 192